Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
Goodwill Allocated to Business Segments

	2009	2010
	(In millions of Korean won)
Corporate Banking	145,985	145,985
Credit Card Operations	248,472	248,472
Other	184,993	191,447

Total	579,450	585,904

Gross Carrying Amount and Accumulated Amortization Related to Other Intangible Assets

	December 31, 2009			December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated Amortization	Net carrying amount
	(In millions of Korean won)
Core deposit intangible	397,836	(397,836)	—	397,836	(397,836)	—
Credit card relationship intangible(1)	131,876	(131,876)	—	131,876	(131,876)	—
Credit card relationship intangible(2)	75,000	(60,525)	14,475	75,000	(65,250)	9,750
Capitalized software costs	353,020	(198,868)	154,152	495,386	(240,194)	255,192
Leased property under capital leases	13,656	(2,465)	11,191	13,656	(5,879)	7,777
Others	40,090	(29,193)	10,897	59,908	(57,307)	2,601

Total	1,011,478	(820,763)	190,715	1,173,662	(898,342)	275,320

(1)	Recognized with respect to the merger of H&CB
(2)	Recognized with respect to the merger of KCC